Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of key management personnel remuneration

	For the years ended December 31,
	2019	2018	2017
Salary and bonus	116,784	129,194	80,627
Management incentive agreement, including related social taxes	167,004	53,290	61,207
Pension contributions	12,825	13,432	10,583
Other social contributions	6,404	6,824	4,950

Total remuneration	303,017	202,740	157,367

Summary of board of directors remuneration

	For the years ended December 31
	2019	2018	2017
Cash compensation	17,281	—	—
Equity awards	15,025	—	—
Pension contributions	2,930	—	—
Other social contributions	195	—	—

Total remuneration	35,431	—	—

Summary of transactions with other related parties

	Loans granted to related parties		Services provided to and received from related parties
	Amounts owed by related parties	Interest income	Services provided to related parties	Amounts owed by related parties	Services received from related parties		Amounts owed to related parties
For the year ended and as of December 31, 2019
Shareholders of the Group	—	—	—	—	9,309	*	—
Subsidiaries of shareholders exercising significant influence over the Group	—	—	7,448	—	—		270

	—	—	7,448	—	9,309		270

For the year ended and as of December 31, 2018
Shareholders of the Group	—	—	—	1,129	—		—
Subsidiaries of shareholders exercising significant influence over the Group	—	—	2,593	—	—		1,478

	—	—	2,593	1,129	—		1,478

For the year ended and as of December 31, 2017
Shareholders of the Group	—	10,733	—	—	—		—
Subsidiaries of shareholders exercising significant influence over the Group	—	—	3,313	—	—		1,461
Minority shareholders	—	179	—	—	—		—

	—	10,912	3,313	—	—		1,461